The Company (Schedule Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Jan. 01, 2009
The Company [Abstract]
Beginning Balance	$ (26.3)	$ (56.9)	$ (58.3)	$ (47.4)	$ (73.5)
Change in fair value on cash flow hedge		0.1	(12.2)	24.8
Reclassifications into earnings		1.3	1.3	1.3
Ending Balance	$ (26.3)	$ (56.9)	$ (58.3)	$ (47.4)	$ (73.5)